Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Entity Central Index Key		dei_EntityCentralIndexKey	0001584986
STEBEN MANAGED FUTURES STRATEGY FUND (Prospectus Summary) | STEBEN MANAGED FUTURES STRATEGY FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Summary of Steben Managed Futures Strategy Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Steben Managed Futures Strategy Fund (Fund) seeks to achieve positive long term absolute returns with low correlation to broad equity and fixed income market returns.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 23 of this Prospectus.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities and other investments (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover for the period April 1, 2014 (commencement of operations) through March 31, 2015 was 11.40%.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	11.40%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by pursuing a managed futures strategy which intends to capture absolute returns in the commodity and financial futures markets (equity, interest rate and currency) by investing directly or indirectly in:

▪	securities of limited partnerships, corporations, limited liability companies and other types of pooled investment vehicles (collectively, “Investment Pools”);

▪	swaps that have returns linked to the returns of Investment Pools managed by Trading Advisors (as defined below) using managed futures programs (Swaps); and

▪

futures contracts (such as currency futures, futures on broad-based security indices and futures on commodities), foreign currency transactions (such as U.S. and foreign spot currencies and currency forward contracts), options on futures and swaps (Derivative Instruments).

The Fund may invest in Derivative Instruments and Investment Pools directly or it may invest up to 25% of its total assets in a wholly owned and controlled subsidiary (Subsidiary) to pursue its managed futures strategy through investments in Swaps and Derivative Investments. The principal investment strategies of the Subsidiary are the same as the principal investment strategies.

The Adviser generally expects that the Fund’s performance will have a low correlation to the long-term performance of the general global equity, fixed income, currency and commodity markets; however, the Fund’s performance may correlate to the performance of any one or more of those markets over short-term periods.

Investments in Swaps, Investment Pools and Derivative Investments provide the Fund with exposure to managers who employ a variety of managed futures trading strategies (Trading Advisors). Such investments are not for hedging purposes. The managed futures strategies to which the Fund seeks exposure typically include the following investment styles:

▪

trend following - quantitative and other strategies are used to identify underlying market trends over various time frames in prices to seek to exploit the market’s tendency to exhibit consecutive periods of price advances and/or declines

▪	short-term systematic and discretionary trading - quantitative strategies are used in an attempt to exploit short-term price patterns in financial and commodity markets

▪	counter-trend or mean reversion strategies - quantitative and other methods are used in an attempt to forecast price reversals over various time frames

The managed futures programs employed by the Trading Advisors have a wide variety of different trading styles across a broad range of financial markets and asset classes. Managed futures strategies typically invest either long or short in one or a combination of Derivative Instruments for both speculative and hedging purposes, each of which may be tied to (a) agricultural products, (b) currencies, (c) equity (stock market) indices, (d) energy, (e) fixed income and interest rates, (f) metals or (g) other commodities.

Each Trading Advisor implements its designated managed futures program by investing in a variety of Derivative Instruments and there are no limitations on the type of Derivative Instruments in which the Fund or a Trading Advisor may invest. The Fund does not have a policy limiting the amount of the Fund’s portfolio that it may invest in foreign investments. There are no formal limitations on the markets, strategies or instruments in which the Fund or Trading Advisors may invest. The Trading Advisors may or may not be registered under the Commodity Exchange Act (CEA).

The Fund invests in the Subsidiary to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. The Subsidiary invests exclusively in any of the investments named above or may use a combination of such investments. Such investment exposure could far exceed the value of the Subsidiary’s portfolio and its investment performance could be primarily dependent upon investments it does not own. The Subsidiary complies with the same asset coverage requirements under the Investment Company Act of 1940, as amended (1940 Act) with respect to its investments in Derivative Instruments that are applicable to the Fund’s transactions in derivatives. The Subsidiary is organized under the laws of the Cayman Islands.

The Fund invests generally between 60% to 80% of its assets directly in fixed income investments to generate returns and interest income, diversifying the returns of the Fund’s investments in managed futures. The Adviser allocates these assets to the Fund’s subadviser, who invests primarily in investment grade securities, which the Fund defines as those that have a rating, at the time purchased, by Moody's Investors Service, Inc. (Moody's) of Baa3/P-3 or higher; by Standard & Poor's Ratings Group (S&P) of BBB-/A-3 or higher; or by Fitch Ratings (Fitch) of BBB-/F3 or higher; or, if unrated determined by the Adviser or the subadviser to be of comparable quality. However, the fixed income portion of the Fund's portfolio is invested without restriction as to issuer country, type of entity, capitalization or the maturity of individual securities. The Fund does not maintain any particular average maturity of its fixed income investments.

The Fund’s subadviser relies on qualitative and quantitative analysis to arrive at security selection decisions. Qualitative factors provide the foundation of our internal credit rating, including size and position within the industry/sector, completeness of the business model, earnings predictability, management quality, and cost structure. Quantitative analysis focuses on financial analysis to assess financial strength and liquidity. Additionally, an important component of security selection is relative-value assessment. Key principles of the subadviser’s sell discipline are guided by predetermined relative-value objectives for sectors, issuers and specific securities, pricing performance or fundamental performance that varies from expectations, deteriorating fundamentals, overvaluation and alternative investments offering the opportunity to achieve more favorable risk-adjusted returns.

The Fund is “non-diversified” under the 1940 Act, which means that it may invest more of its assets in fewer positions than “diversified” mutual funds.

Trading Advisor Selection . After identifying a universe of Trading Advisors and managed futures programs that meet Steben’s internal criteria, Steben selects potential managed futures programs using a methodology based on both quantitative and qualitative assessments. Steben employs a portfolio construction process based on its assessment of each managed futures program’s historical return and risk profiles and the Fund’s investment objective. In general, Steben seeks to select Trading Advisors and managed futures programs based on the programs’ expected individual risk-adjusted performance and their potential diversification benefits to the Fund’s overall portfolio. For each prospective allocation to a new Trading Advisor, Steben will conduct an evaluation of the Trading Advisor and its strategy, team, and approach through analysis of, among other criteria, its prior investment returns, portfolio exposures, current assets under management, and investment strategy outlook. Trading Advisors are generally not registered under the Investment Advisers Act of 1940, as amended (Advisers Act).

Investment and Operational Due Diligence . For each selected managed futures program that Steben considers for investment, Steben completes an investment due diligence process that, among other things, reviews the respective Trading Advisor’s trading strategy, performance, experience, management team, strategy implementation, firm organizational strength and risk management. In addition, Steben conducts a separate operational due diligence review of the Trading Advisor’s investment and organizational documents, the Trading Advisor’s relationships with its auditors, prime brokers, fund administrators and other service providers, technology infrastructure, management and organization, legal, regulatory and compliance capabilities, policies and practices regarding valuation and the calculation of net asset values, trading processes, fees and cash movement, among other factors.

Allocation . Steben allocates the assets of the Fund and the Subsidiary among the Investment Pools, Swaps or Derivative Instruments so as to provide exposure to what Steben considers to be an appropriate mix of trading styles and managed futures investment strategies given its strategic market views. The allocations are determined at Steben’s discretion in order to attempt to achieve the investment objective of the Fund. Allocations will not necessarily be equally weighted among investments or to each Trading Advisor, and the amount allocated to any program can change over time. New managed futures programs may be added and existing ones may be removed at any time.

Monitoring . Steben monitors the performance and risk exposures of the Swaps, Investment Pools and Derivative Investments as well as the Trading Advisors. If an investment’s performance or risk deviates significantly from Steben’s expectations, Steben will review the issue with the Investment Pool or Trading Advisor. An unfavorable review could prompt Steben to reduce the allocation to the Investment Pool or the Trading Advisor’s program, or remove it altogether. However, Steben need not reduce the allocation if the outcome of the review is favorable.

Steben also performs periodic ongoing due diligence reviews of each Investment Pool and Trading Advisor, in order to track enhancements or changes to their trading programs, as well as any significant organizational or operational developments. An unfavorable review could prompt an allocation reduction or a removal of the Investment Pool or Trading Advisor from the Fund’s portfolio.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The Fund is not intended to be a complete investment program. An investment in the Fund is speculative and may involve a substantial degree of risk. The greatest risk of investing in this Fund is that you could lose money. Many factors affect the Fund’s net asset value and performance. There can be no assurances that the Fund will achieve its investment objective.

The following risks apply to the Fund’s direct investment in securities, Investment Pools and Derivative Instruments as well as the Fund’s indirect investment through the Subsidiary.

▪

Commodity Risk . Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

▪	Counterparty Risk. The Fund is subject to the risk that its counterparty will be unable or unwilling to perform its obligations under the transactions and that the Fund will sustain losses.

▪

Credit Risk . Failure of an issuer or guarantor of a fixed income security to make timely interest or principal payments or otherwise honor its obligations could cause the Fund to lose money. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

▪

Currency Risk . Investments in foreign currencies or financial instruments related to foreign currencies are subject to the risk that those currencies will change adversely in value relative to the U.S. dollar. Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies. Foreign currencies are subject to risks caused by, among other factors, inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

▪

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

▪

Derivative Instrument Risk . Derivative Instruments can be highly volatile, illiquid and difficult to value, and changes in the value of these instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or the Fund’s other investments. Futures, forward currency and options contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. There may not be a liquid secondary market for the futures contracts. Price valuations or market movements of options may not justify purchasing put options or, if purchased, the options may expire unexercised, resulting in a loss of the premium paid for the options. There are additional risks associated with Derivative Instruments that are possibly greater than the risks associated with investing directly in the underlying instruments, including leveraging risk and counterparty credit risk. A small investment in a Derivative Instrument could have a potentially large impact on the Fund’s performance.

▪

Fixed Income Risk . Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

▪

Foreign Investment Risk . Investments in instruments issued by entities based outside of the U.S. may be affected by political and economic events unique to a country or region, currency controls, exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. In addition, Trading Advisors located in jurisdictions outside of the U.S. are subject to the laws of those jurisdictions.

▪

General Economic and Market Events Risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve’s quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the Fund’s performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

▪

Government Securities Risk . Securities of certain U.S. government agencies and instrumentalities are not guaranteed by the U.S. Treasury, and the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

▪

Interest Rate Risk . When interest rates increase, the value of the Fund’s exposure to fixed income instruments will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

▪

Investment Pool Risk . Each Investment Pool’s strategies are subject to specific risks, depending on the nature of the fund or strategy. Investments in Investment Pools may be illiquid and are not subject to the protections of the 1940 Act. Investment Pools located outside of the U.S. may custody their assets in foreign jurisdictions. Investment Pools are subject to management and other expenses, which will be indirectly paid by the Fund. Management expenses are typically 0% to 2% of an Investment Pool’s assets and may typically include additional performance-based compensation of up to 30% of profits. Such fees are based on the notional amount of the investment. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Investment Pool and may be higher than other mutual funds that invest directly in stocks and bonds. Each Investment Pool will pay performance based fees, if any, to each Trading Advisor without regard to the performance of other managers and the Investment Pool’s overall profitability. Such fees may create an incentive for the Trading Advisors to make investments that are riskier or more speculative than those they might have made in the absence of such performance-based fees. Performance-based fees may be paid to each Trading Advisor of a multi-advisor Investment Pool without regard to the performance of other advisors, or the Fund’s overall profitability.

▪

Leveraging Risk . Investments in Derivative Instruments may give rise to a form of leverage. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein. Not only can the Fund utilize leverage directly but the Subsidiary utilizes leverage through its investment the Swaps. In addition, the Investment Pools will be highly leveraged. Trading Advisors may engage in speculative transactions which involve substantial risk and leverage, such as making short sales.

▪

Liquidity Risk . Liquidity risk exists when particular investments of the Fund, such as Investment Pools, would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of investments at unfavorable times or prices in order to satisfy its obligations.

▪

Management Risk . The investment processes used by the Adviser or the subadviser could fail to achieve the Fund’s investment objective or their judgment may prove to be incorrect or not produce the desired results and cause your investment to lose value.

▪

Market Disruption and Geopolitical Risk . Instability in the financial markets or in various countries or regions around the world may result in market volatility and may have long-term effects on the U.S. and worldwide financial markets and may result in a loss to your investment.

▪

Market Risk . The market value of a security or instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security or instrument to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole.

▪

Non-Diversification Risk . Because the Fund may invest a relatively high percentage of its assets in a limited number of positions, the Fund’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

▪

Subsidiary Risk . The Fund’s investment in the Subsidiary exposes the Fund to the risks associated with the Subsidiary’s investments, which are generally the risks of futures-related investments. The Subsidiary is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States, the U.S. states or the Cayman Islands could result in the inability of the Fund to operate as intended, which could adversely affect the investment returns of the Fund. Although only up to 25% of the Fund’s assets may be invested in the Subsidiary, that portion of the Fund’s assets may be highly leveraged, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

▪

Swap Risk . Swap agreements, including Swaps, are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap.  Swap agreements also involve fees, commissions or other costs that may reduce the Fund's gains from a swap agreement or may cause the Fund to lose money. Such fees are based on the notional amount of the investment.

▪

Tax Risk. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The Fund’s investment in the Subsidiary provides the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Internal Revenue Service (“IRS”) has suspended the granting of private letter rulings confirming that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. As a result, there is a risk that the IRS could assert that the annual net profit realized by the Subsidiary and imputed for income tax purposes to the Fund will not be considered “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Risk Lose Money [Text]		rr_RiskLoseMoney	The greatest risk of investing in this Fund is that you could lose money.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus

Because the Fund may invest a relatively high percentage of its assets in a limited number of positions, the Fund’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

Because the Fund has not completed a full calendar year of operations, no performance information is available as of the date of this Prospectus. The Fund makes updated performance information available at the Fund's website ( www.steben.com ) or by calling Steben Managed Futures Strategy Fund at 855.775.5571.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess

Because the Fund has not completed a full calendar year of operations, no performance information is available as of the date of this Prospectus. The Fund makes updated performance information available at the Fund's website ( www.steben.com ) or by calling Steben Managed Futures Strategy Fund at 855.775.5571.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	855.775.5571
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.steben.com
STEBEN MANAGED FUTURES STRATEGY FUND (Prospectus Summary) | STEBEN MANAGED FUTURES STRATEGY FUND | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	[1]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)		rr_RedemptionFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[2],[3]	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	2.01%
1 Year		rr_ExpenseExampleYear01	$ 767
3 Years		rr_ExpenseExampleYear03	1,169
5 Years		rr_ExpenseExampleYear05	1,595
10 Years		rr_ExpenseExampleYear10	$ 2,777
STEBEN MANAGED FUTURES STRATEGY FUND (Prospectus Summary) | STEBEN MANAGED FUTURES STRATEGY FUND | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)		rr_RedemptionFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	[2],[3]	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	2.76%
1 Year		rr_ExpenseExampleYear01	$ 379
3 Years		rr_ExpenseExampleYear03	856
5 Years		rr_ExpenseExampleYear05	1,459
10 Years		rr_ExpenseExampleYear10	$ 3,090
STEBEN MANAGED FUTURES STRATEGY FUND (Prospectus Summary) | STEBEN MANAGED FUTURES STRATEGY FUND | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)		rr_RedemptionFeeOverRedemption	1.00%
Management Fees		rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[2],[3]	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.76%
1 Year		rr_ExpenseExampleYear01	$ 179
3 Years		rr_ExpenseExampleYear03	555
5 Years		rr_ExpenseExampleYear05	955
10 Years		rr_ExpenseExampleYear10	$ 2,075
STEBEN MANAGED FUTURES STRATEGY FUND (Prospectus Summary) | STEBEN MANAGED FUTURES STRATEGY FUND | Class N
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)		rr_RedemptionFeeOverRedemption	1.00%
Management Fees		rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[2],[3]	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	2.01%
1 Year		rr_ExpenseExampleYear01	$ 204
3 Years		rr_ExpenseExampleYear03	630
5 Years		rr_ExpenseExampleYear05	1,083
10 Years		rr_ExpenseExampleYear10	$ 2,337

[1]	If purchase $1 million or more and redeem within 18 months.
[2]	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” include the expenses of the Fund's consolidated wholly owned subsidiary (Subsidiary). Pursuant to an Operating Services Agreement with the Fund, the Fund pays Steben & Company, Inc. (Steben or Adviser) 0.50% of the Fund’s average daily net assets and Steben has contractually agreed to pay all of the Fund’s ordinary expenses including the Fund’s organizational and offering expenses but not the following Fund expenses: the Management Fee, the Distribution/Servicing Fee, borrowing costs, interest expenses, brokerage commissions and other transaction and investment-related costs, taxes, litigation and indemnification expenses, judgments and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fees paid to Steben under the Operating Services Agreement may exceed the Fund’s actual ordinary operating expenses. This Operating Services Agreement may be terminated at any time by the Fund’s Board of Trustees.
[3]	“Other Expenses” includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the table above will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[4]	The Fund’s Total Annual Fund Operating Expenses do not reflect the costs of investing in the Swap and represent an indirect cost of investing in the Fund. The Swap’s returns will be reduced and its losses increased by the costs associated with the Swap, which are the fees and expense deducted by the counterparty in the calculation of the returns, including the management and performance fees of the Trading Advisors. A performance fee for one or more Trading Advisors represented in the Swap may be deducted from the return of the Swap even if the aggregate returns of the Swap are negative. These fees are embedded in the return of the Swap. As of March 31, 2015, the aggregate weighted average management fees and weighed average Performance Fees of the Managed Futures Programs (as defined below) in which the Subsidiary invested were approximately 1.30% of notional exposure and 21.67% of trading profits, respectively.